Condensed Consolidated Balance Sheets Details - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Customer deposits	$ 1,000	$ 1,000
Government grant obligation	750	750
Asset retirement obligation	579	568	501
Other		283	1,702
Total	$ 2,329	$ 2,601	$ 2,203